Revenue	12 Months Ended
Dec. 31, 2022
Revenue.
Revenue

21Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group. The Group derives revenue from the transfer of services at a point in time. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Business to customers	13,598,566	9,241,475	5,510,952
Business to business	37,891,386	16,322,470	9,473,794
	51,489,952	25,563,945	14,984,746

The following table presents the Group’s revenue reconciliation disaggregated by geographical location. Revenue by geographical location is based on where the transaction occurred.

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Egypt	39,734,817	24,828,417	14,981,243
Mexico	7,390,342	—	—
Kingdom of Saudi Arabia	3,262,272	454,007	—
United Arab Emirates	1,102,521	281,521	3,503
	51,489,952	25,563,945	14,984,746